Related Party Transactions - Additional Information (Details) € in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2018 EUR (€)	Dec. 31, 2017 EUR (€)	Dec. 31, 2016 EUR (€)	Apr. 01, 2016 USD ($)
Rivers Cross Trust
Disclosure Of Transactions Between Related Parties [Line Items]
Convertible Notes issued and sold | $				$ 0.2
Soundtrack Your Brand Sweden AB
Disclosure Of Transactions Between Related Parties [Line Items]
Notional amount | €	€ 3	€ 3	€ 2